UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 12/31/06

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2006 (Unaudited)

DWS Short Duration Plus Fund

	Principal Amount ($)	Value ($)

Corporate Bonds 24.5%
Consumer Discretionary 1.9%
AMC Entertainment, Inc., 8.0%, 3/1/2014	54,000	53,596
Cablevision Systems Corp., Series B, 9.87%*, 4/1/2009	29,000	30,595
Caesars Entertainment, Inc., 8.875%, 9/15/2008	54,000	56,295
Clear Channel Communications, Inc., 4.625%, 1/15/2008	2,500,000	2,476,085
CSC Holdings, Inc.:

7.25%, 7/15/2008	53,000	53,464
7.875%, 12/15/2007	119,000	120,487
Series B, 8.125%, 7/15/2009	10,000	10,363
Series B, 8.125%, 8/15/2009	15,000	15,544
DaimlerChrysler NA Holding Corp., 4.75%, 1/15/2008	2,500,000	2,477,202
Dex Media East LLC/Financial, 12.125%, 11/15/2012	323,000	355,704
EchoStar DBS Corp.:
6.625%, 10/1/2014	59,000	57,525
7.125%, 2/1/2016	50,000	50,000
Foot Locker, Inc., 8.5%, 1/15/2022	10,000	9,825
Ford Motor Co., 7.45%, 7/16/2031	11,000	8,635
French Lick Resorts & Casinos, 144A, 10.75%, 4/15/2014	115,000	107,525
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	215,000	237,575
Gregg Appliances, Inc., 9.0%, 2/1/2013	25,000	23,875
Hertz Corp.:
144A, 8.875%, 1/1/2014	100,000	104,750
144A, 10.5%, 1/1/2016	20,000	22,000
Home Depot, Inc., 5.49%*, 12/16/2009	1,065,000	1,064,922
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	135,000	134,325
Jacobs Entertainment, Inc., 9.75%, 6/15/2014	65,000	65,975
Lear Corp.:
Series B, 5.75%, 8/1/2014	25,000	21,000
144A, 8.75%, 12/1/2016	25,000	24,156
Liberty Media Corp.:
5.7%, 5/15/2013	25,000	23,553
8.25%, 2/1/2030	50,000	49,011
8.5%, 7/15/2029	80,000	80,436
Majestic Star Casino LLC, 9.5%, 10/15/2010	10,000	10,500
Mediacom Broadband LLC, 8.5%, 10/15/2015	10,000	10,125
MGM MIRAGE:
6.75%, 9/1/2012	25,000	24,625
8.375%, 2/1/2011	47,000	48,763
9.75%, 6/1/2007	75,000	75,937
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	61,000	64,355
NCL Corp., 10.625%, 7/15/2014	10,000	10,000
Pokagon Gaming Authority, 144A, 10.375%, 6/15/2014	20,000	21,900
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012	75,000	77,250
PRIMEDIA, Inc.:
8.875%, 5/15/2011	33,000	33,660
10.749%*, 5/15/2010	80,000	83,200
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009	203,000	209,344
Sinclair Broadcast Group, Inc.:
8.0%, 3/15/2012	55,000	56,788
8.75%, 12/15/2011	114,000	118,987
Station Casinos, Inc., 6.5%, 2/1/2014	45,000	39,994
The Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014	35,000	35,788
TRW Automotive, Inc., 11.0%, 2/15/2013	179,000	196,229
United Auto Group, Inc.:
144A, 7.75%, 12/15/2016	40,000	40,200
9.625%, 3/15/2012	167,000	175,559
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009	47,000	47,881

		9,115,508
Consumer Staples 1.8%
Coca-Cola Enterprises, Inc., 4.375%, 9/15/2009	3,000,000	2,940,771
CVS Corp., 4.0%, 9/15/2009	3,000,000	2,900,361
Delhaize America, Inc.:

8.05%, 4/15/2027	45,000	48,660
9.0%, 4/15/2031	180,000	213,715
Harry & David Holdings, Inc., 10.369%*, 3/1/2012	45,000	44,775
Kraft Foods, Inc., 4.0%, 10/1/2008	2,500,000	2,445,078
Viskase Co., Inc., 11.5%, 6/15/2011	155,000	155,000

		8,748,360
Energy 0.4%
Chaparral Energy, Inc., 8.5%, 12/1/2015	110,000	109,450
Chesapeake Energy Corp.:
6.25%, 1/15/2018	75,000	72,187
6.875%, 1/15/2016	145,000	146,269
7.75%, 1/15/2015	60,000	62,475
Complete Production Services, Inc., 144A, 8.0%, 12/15/2016	50,000	51,250
Dynegy Holdings, Inc.:
7.625%, 10/15/2026	130,000	126,100
8.375%, 5/1/2016	105,000	110,250
El Paso Production Holding Corp., 7.75%, 6/1/2013	93,000	97,301
Encore Acquisition Co., 6.0%, 7/15/2015	15,000	13,688
Frontier Oil Corp., 6.625%, 10/1/2011	40,000	39,900
Quicksilver Resources, Inc., 7.125%, 4/1/2016	35,000	34,212
Sabine Pass LNG LP:
144A, 7.25%, 11/30/2013	100,000	99,375
144A, 7.5%, 11/30/2016	100,000	99,625
Southern Natural Gas, 8.875%, 3/15/2010	154,000	161,560
Stone Energy Corp.:
6.75%, 12/15/2014	60,000	57,300
144A, 8.124%*, 7/15/2010	135,000	133,650
Williams Companies, Inc.:
8.125%, 3/15/2012	248,000	268,460
8.75%, 3/15/2032	129,000	145,770

		1,828,822
Financials 15.8%
American General Finance Corp., Series J, 5.611%*, 12/15/2011	4,800,000	4,806,360
Ashton Woods USA LLC, 9.5%, 10/1/2015	110,000	100,100
BCP Crystal Holdings Corp., 9.625%, 6/15/2014	15,000	16,575
Bear Stearns Companies, Inc., 2.875%, 7/2/2008	4,000,000	3,864,508
Boeing Capital Corp., 4.75%, 8/25/2008	4,000,000	3,969,572
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	30,000	30,450
Capital One Bank:
4.25%, 12/1/2008	2,000,000	1,960,522
5.0%, 6/15/2009	1,000,000	994,315
CIT Group, Inc.:
3.375%, 4/1/2009	2,500,000	2,400,447
4.75%, 8/15/2008	2,000,000	1,983,020

E*TRADE Financial Corp.:
7.375%, 9/15/2013	50,000	52,000
7.875%, 12/1/2015	40,000	42,500
8.0%, 6/15/2011	68,000	71,060
Ford Motor Credit Co.:
7.25%, 10/25/2011	249,000	243,839
7.375%, 10/28/2009	470,000	471,001
7.875%, 6/15/2010	130,000	131,080
8.0%, 12/15/2016	100,000	98,815
8.11%*, 1/13/2012	100,000	99,092

General Electric Capital Corp., Series A, 3.6%, 10/15/2008	4,000,000	3,891,724
GMAC LLC:
6.875%, 9/15/2011	533,000	546,697
8.0%, 11/1/2031	230,000	264,056
Hexion US Finance Corp., 144A, 9.75%, 11/15/2014	20,000	20,275
HSBC Finance Corp., 4.125%, 12/15/2008	4,500,000	4,410,639
Idearc, Inc., 144A, 8.0%, 11/15/2016	125,000	126,875
John Deere Capital Corp., Series D, 4.375%, 3/14/2008	4,000,000	3,953,348
JPMorgan Chase & Co., Series A, 6.0%, 1/15/2009	4,000,000	4,056,880
Lehman Brothers Holdings, Inc., 7.0%, 2/1/2008	1,500,000	1,525,353
MBNA Corp., 4.625%, 9/15/2008	4,390,000	4,337,689
Merrill Lynch & Co., Inc., Series C, 4.831%, 10/27/2008	4,000,000	3,974,436
Popular North America, Inc., Series E, 3.875%, 10/1/2008	4,000,000	3,896,536
Poster Financial Group, Inc., 8.75%, 12/1/2011	116,000	120,350
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	106,000	115,540
Residential Capital Corp., 6.739%*, 6/29/2007	10,000,000	10,049,520
Textron Financial Corp., Series E, 4.125%, 3/3/2008	2,000,000	1,971,926
The Goldman Sachs Group, Inc., 3.875%, 1/15/2009	3,500,000	3,409,612
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	52,000	49,400
Universal City Development, 11.75%, 4/1/2010	155,000	166,044
Verizon Global Funding Corp., 4.0%, 1/15/2008	2,000,000	1,973,238
Wachovia Bank NA, 4.375%, 8/15/2008	4,000,000	3,943,008

		74,138,402
Health Care 0.9%
HCA, Inc.:
6.5%, 2/15/2016	30,000	25,275
144A, 9.125%, 11/15/2014	45,000	48,094
Tenet Healthcare Corp., 9.25%, 2/1/2015	117,000	117,000
Wyeth, 4.375%, 3/1/2008	4,000,000	3,958,016

		4,148,385
Industrials 0.4%
Aleris International, Inc., 144A, 9.0%, 12/15/2014	30,000	30,150
Allied Security Escrow Corp., 11.375%, 7/15/2011	19,000	19,475
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	135,000	143,437
Browning-Ferris Industries:
7.4%, 9/15/2035	125,000	116,875
9.25%, 5/1/2021	66,000	69,960
Case New Holland, Inc., 9.25%, 8/1/2011	150,000	158,812
Cenveo Corp., 7.875%, 12/1/2013	69,000	66,240
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010	59,000	60,327
DRS Technologies, Inc.:
6.625%, 2/1/2016	15,000	15,113
7.625%, 2/1/2018	85,000	87,550
Esco Corp.:
144A, 8.625%, 12/15/2013	55,000	56,512
144A, 9.235%*, 12/15/2013	250,000	253,750
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	130,000	122,850
8.875%, 4/1/2012	129,000	130,935
Kansas City Southern:
7.5%, 6/15/2009	40,000	40,350
9.5%, 10/1/2008	188,000	196,460
Millennium America, Inc., 9.25%, 6/15/2008	58,000	59,885
Mobile Services Group, Inc., 144A, 9.75%, 8/1/2014	60,000	62,700
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	30,000	33,338

Ship Finance International Ltd., 8.5%, 12/15/2013	32,000	31,960
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009	66,000	70,125
Titan International, Inc., 144A, 8.0%, 1/15/2012	50,000	50,313
Williams Partners LP, 144A, 7.25%, 2/1/2017	30,000	30,600
Xerox Capital Trust I, 8.0%, 2/1/2027	32,000	32,680

		1,940,397
Information Technology 0.2%
Freescale Semiconductor, Inc., 144A, 8.875%, 12/15/2014	30,000	29,888
L-3 Communications Corp.:
5.875%, 1/15/2015	150,000	144,750
Series B, 6.375%, 10/15/2015	60,000	59,400
Lucent Technologies, Inc., 6.45%, 3/15/2029	208,000	191,880
Sanmina-SCI Corp., 8.125%, 3/1/2016	95,000	91,912
UGS Corp., 10.0%, 6/1/2012	110,000	119,900
Unisys Corp., 7.875%, 4/1/2008	175,000	174,562

		812,292
Materials 0.9%
ARCO Chemical Co., 9.8%, 2/1/2020	310,000	358,050
Chemtura Corp., 6.875%, 6/1/2016	70,000	67,375
CPG International I, Inc.:
10.5%, 7/1/2013	100,000	101,875
12.39%*, 7/1/2012	45,000	45,900
Crystal US Holdings:
Series A, Step-up Coupon, 0% to 10/1/2009, 10.0% to 10/1/2014	110,000	94,050
Series B, Step-up Coupon, 0% to 10/1/2009, 10.5% to 10/1/2014	40,000	34,400
Dow Chemical Co., 5.97%, 1/15/2009	2,000,000	2,022,170
Equistar Chemical Funding, 10.625%, 5/1/2011	90,000	95,850
Exopac Holding Corp., 144A, 11.25%, 2/1/2014	110,000	115,775
GEO Specialty Chemicals, Inc., 144A, 13.36%*, 12/31/2009	148,000	122,100
Georgia-Pacific Corp., 144A, 7.125%, 1/15/2017	25,000	24,938
Greif, Inc., 8.875%, 8/1/2012	60,000	63,000
Hexcel Corp., 6.75%, 2/1/2015	130,000	128,050
Huntsman LLC, 11.625%, 10/15/2010	144,000	157,320
Lyondell Chemical Co., 10.5%, 6/1/2013	30,000	33,000
Massey Energy Co.:
6.625%, 11/15/2010	80,000	80,000
6.875%, 12/15/2013	70,000	65,800
Momentive Performance, 144A, 9.75%, 12/1/2014	20,000	20,000
Mueller Holdings, Inc., Step-up Coupon, 0% to 4/15/2009, 14.75% to 4/15/2014	75,000	67,500
Neenah Foundry Co., 144A, 9.5%, 1/1/2017	40,000	40,200
NewMarket Corp., 144A, 7.125%, 12/15/2016	75,000	75,000
Omnova Solutions, Inc., 11.25%, 6/1/2010	160,000	172,000
Pliant Corp., 11.625%, 6/15/2009 (PIK)	5	5
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	44,000	46,860
The Mosaic Co.:
144A, 7.375%, 12/1/2014	70,000	71,837
144A, 7.625%, 12/1/2016	30,000	31,088
United States Steel Corp., 9.75%, 5/15/2010	59,000	62,761
Witco Corp., 6.875%, 2/1/2026	55,000	48,125

		4,245,029
Telecommunication Services 0.5%
AT&T, Inc., 4.125%, 9/15/2009	1,500,000	1,456,881
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	141,000	145,935

8.375%, 1/15/2014	105,000	107,887
Insight Midwest LP, 9.75%, 10/1/2009	29,000	29,471
Intelsat Corp., 144A, 9.0%, 6/15/2016	25,000	26,469
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	230,000	235,848
Qwest Corp., 7.25%, 9/15/2025	101,000	103,778
US Unwired, Inc., Series B, 10.0%, 6/15/2012	80,000	88,000
Windstream Corp., 144A, 8.625%, 8/1/2016	10,000	10,950

		2,205,219
Utilities 1.7%
AES Corp., 144A, 8.75%, 5/15/2013	345,000	369,581
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012	251,000	275,473
CMS Energy Corp., 8.5%, 4/15/2011	216,000	234,900
Dominion Resources, Inc., 4.125%, 2/15/2008	2,500,000	2,462,682
Mirant Americas Generation LLC, 8.3%, 5/1/2011	30,000	30,750
Mirant North America LLC, 7.375%, 12/31/2013	40,000	40,600
Mission Energy Holding Co., 13.5%, 7/15/2008	293,000	323,033
NRG Energy, Inc.:
7.25%, 2/1/2014	105,000	105,788
7.375%, 2/1/2016	205,000	206,025
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	262,000	286,890
Public Service Co. of Colorado, Series 14, 4.375%, 10/1/2008	3,500,000	3,443,569
Regency Energy Partners LP, 144A, 8.375%, 12/15/2013	60,000	60,150
Sierra Pacific Resources:
6.75%, 8/15/2017	90,000	88,273
8.625%, 3/15/2014	18,000	19,326

		7,947,040

Total Corporate Bonds (Cost $115,376,735)		115,129,454
Foreign Bonds - US$ Denominated 0.7%
Consumer Discretionary 0.1%
Dollarama Group Holdings LP, 144A, 11.12%*, 8/15/2012	25,000	24,813
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	160,000	171,000
Quebecor World, 144A, 9.75%, 1/15/2015	25,000	25,156
Shaw Communications, Inc., 8.25%, 4/11/2010	62,000	65,875

		286,844
Energy 0.0%
OPTI Canada, Inc., 144A, 8.25%, 12/15/2014	45,000	46,238
Secunda International Ltd., 13.374%*, 9/1/2012	54,000	55,822

		102,060
Financials 0.3%
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	200,000	231,000
Doral Financial Corp., 6.204%*, 7/20/2007	135,000	122,682
Inmarsat Finance II PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	40,000	36,850
Rio Tinto Finance (USA) Ltd., 2.625%, 9/30/2008	1,500,000	1,434,784

		1,825,316
Health Care 0.0%
Biovail Corp., 7.875%, 4/1/2010	83,000	84,764
Industrials 0.1%
Bombardier, Inc., 144A, 8.0%, 11/15/2014	75,000	76,875
Kansas City Southern de Mexico:
9.375%, 5/1/2012	105,000	112,088
12.5%, 6/15/2012	61,000	65,880

Navios Maritime Holdings, 144A, 9.5%, 12/15/2014	50,000	49,262
Stena AB, 9.625%, 12/1/2012	40,000	42,600

		346,705
Information Technology 0.0%
Seagate Technology HDD Holdings, 6.8%, 10/1/2016	70,000	70,350
Materials 0.1%
Cascades, Inc., 7.25%, 2/15/2013	82,000	81,795
ISPAT Inland ULC, 9.75%, 4/1/2014	143,000	159,802
Novelis, Inc., 144A, Step-up Coupon, 8.25% to 1/8/2007, 7.25% to 2/15/2015	150,000	145,125
Rhodia SA, 10.25%, 6/1/2010	50,000	57,000

		443,722
Telecommunication Services 0.1%
Intelsat Bermuda Ltd., 144A, 11.25%, 6/15/2016	10,000	10,975
Millicom International Cellular SA, 10.0%, 12/1/2013	40,000	43,600
Nortel Networks Ltd.:
144A, 9.624%*, 7/15/2011	120,000	126,450
144A, 10.125%, 7/15/2013	60,000	64,800
144A, 10.75%, 7/15/2016	40,000	43,750
Stratos Global Corp., 9.875%, 2/15/2013	75,000	72,375

		361,950

Total Foreign Bonds - US$ Denominated (Cost $3,516,631)		3,521,711
Asset Backed 17.5%
Automobile Receivables 5.7%
Capital Auto Receivables Asset Trust:
"A3A", Series 2006-2, 4.98%, 5/15/2011	3,860,000	3,859,656
"B", Series 2006-1, 5.26%, 10/15/2010	1,841,000	1,837,154
GS Auto Loan Trust, "C", Series 2006-1, 5.85%, 1/15/2014	3,314,000	3,318,151
Hertz Vehicle Financing LLC, "A3", Series 2004-1A, 144A, 2.85%, 5/25/2009	10,000,000	9,734,756
Nissan Auto Receivables Owner Trust, "A4", Series 2006-A, 4.77%, 7/15/2011	2,011,000	1,995,204
Triad Automobile Receivables Owner Trust, "A4", Series 2006-A, 4.88%, 4/12/2013	6,030,000	5,983,108

		26,728,029
Credit Card Receivables 1.4%
First USA Credit Card Master Trust, "C", Series 1998-6, 144A, 6.16%, 4/18/2011	1,000,000	1,009,060
MBNA Credit Card Master Note Trust, "B1", Series 2002-B1, 5.15%, 7/15/2009	700,000	699,979
Providian Gateway Master Trust, "D", Series 2004-FA, 144A, 4.45%, 11/15/2011	1,530,000	1,512,309
Providian Master Note Trust, "B1", Series 2006-B1A, 144A, 5.35%, 3/15/2013	3,110,000	3,121,663

		6,343,011
Home Equity Loans 4.7%
Ameriquest Mortgage Securities, Inc., "A6", Series 2003-5, 4.541%, 4/25/2033	1,921,063	1,876,070
Countrywide Asset-Backed Certificates, "1AF2", Series 2005-17, 5.363%, 5/25/2036	2,500,000	2,489,494
Credit-Based Asset Servicing and Securitization, "AF2", Series 2006-CB2, 5.501%, 12/25/2036	4,839,000	4,825,261
First Alliance Mortgage Loan Trust, "A1", Series 1999-4, 8.02%, 3/20/2031	252,329	251,637
GMAC Mortgage Corp. Loan Trust:
"A5", Series 2003-HE2, 4.09%, 4/25/2033	4,757,938	4,694,141
"A2", Series 2006-HE3, 5.75%, 10/25/2036	1,400,000	1,399,599
Renaissance Home Equity Loan Trust, "A2", Series 2005-4, 5.399%, 2/25/2036	1,400,000	1,393,307
Residential Asset Mortgage Products, Inc., "A5", Series 2003-RZ4, 4.66%, 2/25/2032	3,200,000	3,155,623
Specialty Underwriting & Residential Finance, "A2B", Series 2006-BC2, 5.573%, 2/25/2037	2,127,000	2,124,364

		22,209,496

Manufactured Housing Receivables 1.8%
Green Tree Financial Corp., "A5", Series 1994-1, 7.65%, 4/15/2019	1,675,056	1,735,135
Lehman ABS Manufactured Housing Contracts, "A6", Series 2001-B, 6.467%, 8/15/2028	2,661,680	2,714,361
Vanderbilt Acquisition Loan Trust, "A3", Series 2002-1, 5.7%, 9/7/2023	3,582,093	3,588,432
Vanderbilt Mortgage Finance, "A3", Series 2002-A, 5.58%, 3/7/2018	562,152	561,199

		8,599,127
Miscellaneous 3.9%
E-Trade RV and Marine Trust, "A3", Series 2004-1, 3.62%, 10/8/2018	6,484,000	6,251,315
National Collegiate Student Loan Trust:
"AIO", Series 2006-2, Interest Only, 6.0%**, 8/25/2011	6,900,000	1,647,113
"AIO", Series 2006-3, Interest Only, 7.1%**, 1/25/2012	18,740,000	5,518,555
SSB RV Trust, "A5", Series 2001-1, 6.3%, 4/15/2016	5,000,000	5,001,712

		18,418,695

Total Asset Backed (Cost $82,911,713)		82,298,358
US Government Sponsored Agencies 2.1%
Federal National Mortgage Association, 3.125%, 12/15/2007 (Cost $10,045,269)	10,250,000	10,051,365
Commercial and Non-Agency Mortgage-Backed Securities 39.8%
Adjustable Rate Mortgage Trust, "1A21", Series 2005-10, 4.727%*, 1/25/2036	8,650,963	8,580,755
Banc of America Mortgage Securities:
"2A1", Series 2005-B, 4.391%*, 3/25/2035	9,399,819	9,168,417
"A15", Series 2006-2, 6.0%, 7/25/2036	3,660,533	3,688,237
Bear Stearns Commercial Mortgage Securities, Inc.:
"X2", Series 2002-TOP8, 144A, Interest Only, 2.055%**, 8/15/2038	16,946,524	1,098,128
"A1", Series 2000-WF2, 7.11%, 10/15/2032	296,811	300,457
"A1", Series 2000-WF1, 7.64%, 2/15/2032	26,175	26,654
Chase Commercial Mortgage Securities Corp., "A2", Series 1998-1, 6.56%, 5/18/2030	2,319,238	2,339,955
Citigroup Commercial Mortgage Trust, "XP", Series 2004-C2, 144A, Interest Only, 0.946%**, 10/15/2041	181,244,783	6,381,919
Commercial Mortgage Acceptance Corp., "A2", Series 1998-C2, 6.03%, 9/15/2030	2,831,705	2,842,499
Countrywide Alternative Loan Trust:
"A3", Series 2006-J2, 6.0%, 4/25/2036	4,467,398	4,491,579
"A7", Series 2006-9T1, 6.0%, 5/25/2036	3,151,756	3,172,555
"1A4", Series 2006-43CB, 6.0%, 2/25/2037	3,600,000	3,629,391
CS First Boston Mortgage Securities Corp.:
"2A1", Series 2004-AR8, 4.608%*, 9/25/2034	3,743,441	3,686,239
"A3", Series 2001-CF2, 6.238%, 2/15/2034	1,310,548	1,315,700
Deutsche Mortgage & Asset Receiving Corp., "A2", Series 1998-C1, 6.538%, 6/15/2031	2,685,380	2,703,138
DLJ Commercial Mortgage Corp., "A1B", Series 1998-CG1, 6.41%, 6/10/2031	6,260,911	6,317,668
First Horizon Alternative Mortgage Securities, "A5", Series 2005-FA9, 5.5%, 12/25/2035	8,366,912	8,351,906
First Horizon Mortgage Pass-Through Trust, "2A1", Series 2005-AR4, 5.34%*, 10/25/2035	3,300,540	3,288,770
First Union National Bank Commercial Mortgage, "A1", Series 1999-C4, 7.184%, 12/15/2031	98,424	98,717
First Union-Lehman Brothers Commercial Mortgage, "A3", Series 1997-C2, 6.65%, 11/18/2029	4,381,123	4,397,904
First Union-Lehman Brothers-Bank of America, "A2", Series 1998-C2, 6.56%, 11/18/2035	6,621,320	6,689,988
GMAC Commercial Mortgage Securities, Inc., "A3", Series 1997-C1, 6.869%, 7/15/2029	3,513,527	3,524,807
Greenwich Capital Commercial Funding Corp.:
"XP", Series 2005-GG3, 144A, Interest Only, 0.793%**, 8/10/2042	253,911,111	6,741,441

"A2", Series 2005-GG5, 5.117%, 4/10/2037	4,400,000	4,384,354
GSR Mortgage Loan Trust, "2A1", Series 2006-5F, 6.0%, 6/25/2036	4,816,097	4,847,152
JPMorgan Alternative Loan Trust, "2A1", Series 2006-A7, 5.3%, 12/25/2036	1,709,440	1,702,756
JPMorgan Chase Commercial Mortgage Securities Corp., "A2", Series 2005-LDP2, 4.575%, 7/15/2042	4,400,000	4,308,051
JPMorgan Mortgage Trust, "A6", Series 2006-S4, 6.0%, 1/25/2037	5,500,000	5,550,473
LB Commercial Conduit Mortgage Trust, "A3", Series 1998-C1, 6.48%, 2/18/2030	6,791,754	6,824,685
LB-UBS Commercial Conduit Mortgage Trust, "A1", Series 2000-C3, 7.95%, 5/15/2015	256,313	256,619
LB-UBS Commercial Mortgage Trust, "XCP", Series 2004-C8, 144A, Interest Only, 0.795%**, 12/15/2039	344,551,779	9,009,891
Morgan Stanley Capital I:
"A2", Series 2005-T17, 4.11%, 12/13/2041	2,000,000	1,967,936
"A2", Series 1998-HF2, 6.48%, 11/15/2030	7,337,722	7,423,337
"A2", Series 1998-WF2, 6.54%, 7/15/2030	4,275,207	4,320,606
"A2", Series 1998-WF1, 6.55%, 3/15/2030	2,142,373	2,150,696
PHHMC Mortgage Pass-Through Certificates, "A2", Series 2006-2, 6.17%*, 7/18/2036	6,050,000	6,128,166
Prudential Securities Secured Financing Corp., "A1B", Series 1998-C1, 6.506%, 7/15/2008	4,846,580	4,880,722
Residential Funding Mortgage Security I:
"A5", Series 2005-S9, 5.75%, 12/25/2035	10,472,000	10,495,405
"3A4", Series 2006-S12, 5.75%, 12/25/2036	6,000,000	6,020,625
Wachovia Bank Commercial Mortgage Trust, "XP", Series 2005-C17,144A, Interest Only, 0.272%**, 3/15/2042	418,563,773	4,909,209
Washington Mutual Alternative Mortgage Pass-Through Certificates, "A2", Series 2005-11, 5.75%, 1/25/2036	5,690,909	5,706,149
Wells Fargo Mortgage Backed Securities Trust, "2A3", Series 2006-AR8, 5.241%*, 4/25/2036	3,387,794	3,362,331

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $192,651,929)		187,085,987
Collateralized Mortgage Obligations 1.7%
Federal Home Loan Mortgage Corp., "CQ", Series 2434, 6.5%, 8/15/2023	7,454,243	7,518,482
Federal National Mortgage Association, "PB", Series 2003-7, 4.5%, 11/25/2022	606,269	604,191

Total Collateralized Mortgage Obligations (Cost $8,238,468)		8,122,673
Government National Mortgage Association 0.9%
Government National Mortgage Association, 6.0%, 1/15/2021 (Cost $4,105,763)	3,995,269	4,057,141
US Treasury Obligations 1.0%
US Treasury Bill, 4.95%***, 1/18/2007 (a) (Cost $4,524,400)	4,535,000	4,524,400
	Shares	Value ($)

Cash Equivalents 9.2%
Cash Management QP Trust, 5.46% (b) (Cost $43,048,910)	43,048,910	43,048,910
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 464,419,818)	97.4	457,839,999
Other Assets and Liabilities, Net	2.6	12,106,084

Net Assets	100.0	469,946,083

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2006.

**	These securities are shown at their current rate as of December 31, 2006.

***			Annualized yield at time of purchase; not a coupon rate.
(a)			At December 31, 2006, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)			Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

PIK: Denotes that all or a portion of the income is paid in kind.
At December 31, 2006, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

10 Year Japan Government Bond	3/9/2007	41	46,239,445	46,183,354	(56,091)
10 Year Republic of Germany Bond	3/8/2007	211	33,081,233	32,317,902	(763,331)
10 Year US Treasury Note	3/21/2007	225	24,441,309	24,180,469	(260,840)
2 Year US Treasury Note	3/30/2007	200	40,913,108	40,806,250	(106,858)
Total net unrealized depreciation on open futures contracts					(1,187,120)

At December 31, 2006, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

10 Year Australian Bond	3/15/2007	340	27,619,291	27,088,901	530,390
10 Year Canadian Government Bond	3/21/2007	34	3,351,002	3,318,510	32,492
2 Year Republic of Germany Bond	3/8/2007	356	48,868,131	48,622,119	246,012
5 Year US Treasury Note	3/30/2007	238	25,129,605	25,004,875	124,730
2 Year US Treasury Note	3/30/2007	122	24,971,504	24,891,812	79,692
United Kingdom Treasury Bond	3/28/2007	120	25,734,889	25,406,236	328,653
Total net unrealized appreciation on open futures contracts					1,341,969

At December 31, 2006, the Fund had the following open forward foreign currency exchange contracts:

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Appreciation ($)
USD	6,914,193	AUD	8,853,000	3/20/2007	58,548
USD	7,304,948	EUR	5,515,000	3/20/2007	1,414

JPY	4,514,338,000	USD	38,841,034	3/20/2007	506,136
NOK	53,463,000	USD	8,692,040	3/20/2007	88,426
USD	21,659,573	SGD	33,179,000	3/20/2007	61,350
USD	5,443,607	SEK	37,188,000	3/20/2007	14,742
CHF	40,490,000	USD	33,683,563	3/20/2007	216,235
Total net unrealized appreciation					946,851

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Depreciation ($)
USD	3,906,284	CAD	4,500,000	3/20/2007	(38,388)
USD	23,739,895	GBP	12,089,000	3/20/2007	(62,772)
Total net unrealized depreciation					(101,160)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	SEK	Swedish Krona
EUR	EURO	SGD	Singapore Dollar
GBP	Great British Pound	USD	United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Short Duration Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 22, 2007